CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (usd per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (shares)	10,000,000	10,000,000
Class A Common Stock
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (shares)	250,000,000	250,000,000
Common stock, issued (shares)	14,929,982	0
Common stock, outstanding (shares)	14,929,982	0
Class B Common Stock
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (shares)	75,000,000	75,000,000
Common stock, issued (shares)	61,136,800	61,136,800
Common stock, outstanding (shares)	61,136,800	61,136,800